CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)
OPERATING ACTIVITIES
Net income	$ 235	$ 122	$ 127
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21	21	22
Amortization of debt discount and issuance costs	10	6	6
Vacation ownership notes receivable reserve	52	45	36
Share-based compensation	16	14	14
Loss (gain) on disposal of property and equipment, net	2	(11)	(10)
Deferred income taxes	(61)	30	31
Net change in assets and liabilities:
Accounts receivable	(9)	0	(26)
Notes receivable originations	(466)	(357)	(311)
Notes receivable collections	270	254	270
Inventory	45	(1)	73
Purchase of vacation ownership units for future transfer to inventory	(34)	0	0
Purchase of operating properties for future conversion to inventory	0	0	(62)
Other assets	(21)	12	(11)
Accounts payable, advance deposits and accrued liabilities	39	(14)	26
Liability for Marriott Rewards customer loyalty program	0	0	(89)
Deferred revenue	9	15	(6)
Payroll and benefit liabilities	16	(7)	11
Deferred compensation liability	12	12	9
Other liabilities	0	1	3
Other, net	6	(1)	6
Net cash provided by operating activities	142	141	119
INVESTING ACTIVITIES
Capital expenditures for property and equipment (excluding inventory)	(26)	(35)	(36)
Purchase of company owned life insurance	(12)	0	0
Purchase of operating property to be sold	0	0	(48)
Dispositions, net	0	69	21
Net cash (used in) provided by investing activities	(38)	34	(63)
FINANCING ACTIVITIES
Borrowings from securitization transactions	400	377	255
Repayment of debt related to securitization transactions	(293)	(323)	(278)
Borrowings from Revolving Corporate Credit Facility	88	85	0
Repayment of Revolving Corporate Credit Facility	(88)	(85)	0
Proceeds from issuance of Convertible Notes	230	0	0
Purchase of Convertible Note Hedges	(33)	0	0
Proceeds from issuance of Warrants	20	0	0
Proceeds from vacation ownership inventory arrangement	0	0	5
Debt issuance costs	(15)	(4)	(5)
Repurchase of common stock	(88)	(178)	(201)
Redemption of mandatorily redeemable preferred stock of consolidated subsidiary	0	(40)	0
Payment of dividends	(38)	(34)	(24)
Payment of withholding taxes on vesting of restricted stock units	(11)	(4)	(11)
Other, net	(1)	0	0
Net cash provided by (used in) financing activities	171	(206)	(259)
Effect of changes in exchange rates on cash, cash equivalents and restricted cash	3	(5)	(4)
Increase (decrease) in cash, cash equivalents and restricted cash	278	(36)	(207)
Cash, cash equivalents and restricted cash, beginning of year	213	249	456
Cash, cash equivalents and restricted cash, end of year	491	213	249
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Dividends payable	11	9	9
Non-cash issuance of debt in connection with acquisition of vacation ownership units	64	0	0
Non-cash transfer from Inventory to Property and equipment	0	10	31
Non-cash transfer of debt	0	3	0
Property acquired via capital lease	$ 0	$ 7	$ 0